Schedule of Contract Assets (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Contract Assetsliabilities
Revenue recognized to date	$ 10,272,787	$ 13,516,824	$ 14,079,237	$ 18,772,315	$ 26,612,224
Less: Progress billings to date	(5,581,320)	(7,343,843)	(11,224,091)	(14,965,455)	(21,105,331)
Less: allowance for expected credit losses			(115,558)	(154,077)	(396,528)
Contract assets	$ 4,691,467	$ 6,172,981	$ 2,739,588	$ 3,652,783	$ 5,110,365